FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
LifeSci Acquisition II Corp
Schedule of company's assets that are measured at fair value on a recurring basis

	Trading Securities	Level	Fair Value
June 30, 2021	Mutual Fund	1	80,120,809

	Trading Securities	Level	Fair Value
June 30, 2021	Mutual Fund	1	$80,120,809